NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Allspring Discovery Fund	NVIT J.P. Morgan Innovators Fund
NVIT BlackRock Equity Dividend Fund	NVIT J.P. Morgan Large Cap Growth Fund
NVIT BNY Mellon Dynamic U.S. Core Fund	NVIT J.P. Morgan U.S. Equity Fund
NVIT BNY Mellon Dynamic U.S. Equity Income	NVIT J.P. Morgan US Technology Leaders Fund
Fund	NVIT Jacobs Levy Large Cap Core Fund
NVIT Bond Index Fund	NVIT Jacobs Levy Large Cap Growth Fund
NVIT DoubleLine Total Return Tactical Fund	NVIT Loomis Core Bond Fund
NVIT Fidelity Institutional AM® Emerging Markets	NVIT Loomis Short Term Bond Fund
Fund	NVIT Loomis Short Term High Yield Fund
NVIT Fidelity Institutional AM® Worldwide Fund	NVIT Mid Cap Index Fund
NVIT GQG US Quality Equity Fund (formerly, NVIT	NVIT Multi-Manager Small Company Fund
Calvert Equity Fund)	NVIT Nasdaq-100 Index Fund
NVIT Government Bond Fund	NVIT Putnam International Value Fund
NVIT Government Money Market Fund	NVIT Real Estate Fund
NVIT International Equity Fund	NVIT S&P 500 Index Fund
NVIT International Index Fund	NVIT Small Cap Index Fund
NVIT Invesco Small Cap Growth Fund	NVIT Small Cap Value Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund	(formerly, NVIT Multi-Manager Small Cap Value
NVIT J.P. Morgan Equity and Options Total Return	Fund)
Fund (formerly, NVIT AQR Large Cap Defensive	NVIT Strategic Income Fund (formerly, NVIT
Style Fund)	Amundi Multi Sector Bond Fund)
NVIT J.P. Morgan Inflation Managed Fund	NVIT Victory Mid Cap Value Fund

Supplement dated October 28, 2026
to the Statement of Additional Information (“SAI”) dated April 30, 2026

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

NVIT Loomis Short Term High Yield Fund

Effective immediately, all references to, and information regarding, Alessandro Pagani, CFA in the SAI are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE